Investment Objectives and Goals	Feb. 01, 2026
VanEck Alternative Asset Manager ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Alternative Asset Manager ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Alternative Asset Manager ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Alternative Asset Managers Index (the “Alternative Asset Managers Index” or the “Index”).

VanEck Biotech ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Biotech ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Biotech ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Biotech 25 Index (the “Biotech Index” or the “Index”).

VanEck Digital Transformation ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Digital Transformation ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Digital Transformation ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Digital Assets Equity Index (the “Digital Transformation Index” or the “Index”).

VanEck Energy Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Energy Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Energy Income ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® North America Energy Infrastructure Index (the “Energy Income Index” or the “Index”).

VanEck Environmental Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Environmental Services ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Environmental Services ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Global Environmental Services Index (the “Environmental Services Index” or the “Index”).

VanEck Fabless Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Fabless Semiconductor ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Fabless Semiconductor ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ US Listed Fabless Semiconductor Index (the “Fabless Index” or the “Index”).

VanEck Gaming ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Gaming ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Gaming ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Gaming Index (the “Gaming Index” or the “Index”).

VanEck Pharmaceutical ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Pharmaceutical ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Pharmaceutical ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Pharmaceutical 25 Index (the “Pharmaceutical Index” or the “Index”).

VanEck Retail ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Retail ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Retail ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Retail 25 Index (the “Retail Index” or the “Index”).

VanEck Robotics ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Robotics ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Robotics ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the BlueStar® Robotics Index (the “Robotics Index” or the “Index”).

VanEck Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Semiconductor ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Semiconductor ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Semiconductor 25 Index (the “Semiconductor Index” or the “Index”).

VanEck Video Gaming and eSports ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Video Gaming and eSports ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Video Gaming and eSports ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Video Gaming & eSports Index (the “eSports Index” or the “Index”).

VanEck Durable High Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Durable High Dividend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Durable High Dividend ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® US Dividend Valuation IndexSM (the “Morningstar US Dividend Valuation Index” or the “Index”).

VanEck Long/Flat Trend ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Long/Flat Trend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Long/Flat Trend ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ned Davis Research CMG US Large Cap Long/Flat Index (the “NDR CMG Index” or the “Index”).

VanEck Morningstar Global Wide Moat ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Morningstar Global Wide Moat ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Morningstar Global Wide Moat ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® Global Wide Moat Focus IndexSM (the “Morningstar Global Wide Moat Focus Index” or “Index”).

VanEck Morningstar International Moat ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Morningstar International Moat ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Morningstar International Moat ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® Global Markets ex-US Wide Moat Focus IndexSM (the “Morningstar Global Markets ex-US Wide Moat Focus Index” or the “Index”).

VanEck Morningstar SMID Moat ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Morningstar SMID Moat ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Morningstar SMID Moat ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® US Small-Mid Cap Moat Focus IndexSM (the “Morningstar US Small-Mid Cap Moat Focus Index” or the “Index”).

VanEck Morningstar Wide Moat ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Morningstar Wide Moat ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Morningstar Wide Moat ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® Wide Moat Focus IndexSM (the “Morningstar Wide Moat Focus Index” or the “Index”).

VanEck Morningstar Wide Moat Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Morningstar Wide Moat Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Morningstar Wide Moat Value ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® US Broad Value Wide Moat Focus IndexSM (the “Index”).

VanEck Social Sentiment ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Social Sentiment ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Social Sentiment ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the BUZZ NextGen AI US Sentiment Leaders Index (the “Sentiment Leaders Index” or the “Index”).

VanEck Real Assets ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Real Assets ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The investment objective of VanEck® Real Assets ETF (the “Fund”) is long-term total return. In pursuing long-term total return, the Fund seeks to maximize “real returns” (as defined below) while seeking to reduce downside risk during sustained market declines.

VanEck Commodity Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Commodity Strategy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	VanEck® Commodity Strategy ETF (the “Fund”) seeks to provide long-term capital appreciation.
VanEck Technology TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Technology TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Technology TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Consumer Discretionary TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Consumer Discretionary TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Consumer Discretionary TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Communication Services TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Communication Services TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Communication Services TruSector ETF (the “Fund”) is long-term capital appreciation.